LEASES - Schedule Of Maturities Of Lease Liabilities (Details) ¥ in Millions	Jun. 30, 2023 CNY (¥)
Total Operating Leases
Remainder of 2023	¥ 2,211
2024	4,309
2025	4,106
2026	3,917
2027	3,734
Thereafter	26,652
Total minimum lease payments	44,929
Less: amount representing interest	13,577
Present value of minimum lease payments	31,352
Total Finance Leases
Remainder of 2023	75
2024	158
2025	157
2026	159
2027	162
Thereafter	3,967
Total minimum lease payments	4,678
Less: amount representing interest	1,926
Present value of minimum lease payments	¥ 2,752